Bank loans (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Bank Loans [Abstract]
Disclosure of detailed information about borrowings [text block]
The movement of bank loans for the years 2017, 2016 and 2015 is presented below:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Beginning balance	55,000	285,302	40,000

New loans	341,215	200,500	344,503
Disbursements	(300,000)	(442,957)	(90,000)
Exchange difference	-	12,155	(9,201)

Final balance	96,215	55,000	285,302